Capital Structure, Financial Risk and Related Items - RSU Activity (Details) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Dec. 31, 2021 DKK (kr) kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	43,175	46,324	23,293
Weighted average fair value of RSU granted | kr / shares	kr 2,619.35	kr 2,250.18	kr 2,236.44
Total Fair Value of RSU Granted | kr	kr 784	kr 612	kr 416
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	32	13,670	477
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	43,143	32,654	22,816
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	548,138	405,991	293,928
Granted	299,211	272,131	186,215
Settled	(102,329)	(101,377)	(63,574)
Cancelled	(42,376)	(28,607)	(10,578)
Outstanding at end of period	702,644	548,138	405,991
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	8,819	10,965	12,565
Granted	3,361	4,295	3,297
Settled	(1,880)	(3,420)	(3,556)
Transferred		(2,368)	(688)
Cancelled		(653)	(653)
Outstanding at end of period	10,300	8,819	10,965
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	112,331	89,043	66,182
Granted	75,854	40,453	31,417
Settled	(35,773)	(17,165)	(14,089)
Transferred	12,918		5,533
Cancelled	(4,357)
Outstanding at end of period	160,973	112,331	89,043
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	423,142	293,031	197,374
Granted	208,353	221,000	146,684
Settled	(54,871)	(67,945)	(35,962)
Transferred	(55,103)	(13,749)	(14,810)
Cancelled	(35)	(9,195)	(255)
Outstanding at end of period	521,486	423,142	293,031
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	3,846	12,952	17,807
Granted	11,643	6,383	4,817
Settled	(9,805)	(12,847)	(9,967)
Transferred	42,185	16,117	9,965
Cancelled	(37,984)	(18,759)	(9,670)
Outstanding at end of period	9,885	3,846	12,952